Consolidated Statements of Changes in Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Amount removed from reserve of change in value of time value of options and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	$ 148
Newmarket Gold Inc
Issue costs	$ 162